CUSTOMERS, GEOGRAPHIC AND SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Schedule of Financial Data for Reportable Operating Segments
Financial data relating to reportable operating segments:

	Year ended December 31, 2016
	Commercial	Mobility	Services	Total

Revenues	$94,001	$62,911	$122,639	$279,551
Cost of revenues	57,403	40,962	105,696	204,061

Gross profit	36,598	21,949	16,943	75,490

Research and development, net	12,599	12,254	-	24,853
Selling and marketing	17,153	5,483	775	23,411
General and administrative	10,657	9,138	6,676	26,471

Operating income (loss)	(3,811)	(4,926)	9,492	755
Financial expenses, net				(4,843)
Loss before taxes				(4,088)
Taxes on income				1,252
Loss				(5,340)

Depreciation and amortization expenses	$4,467	$7,530	$1,111	$13,108

	Year ended December 31, 2015
	Commercial	Mobility	Services	Total

Revenues	$100,935	$41,112	$55,496	$197,543
Cost of revenues	63,425	30,715	49,178	143,318
Impairment of long lived assets	-	-	10,137	10,137

Gross profit (loss)	37,510	10,397	(3,819)	44,088

Research and development, net	14,175	8,237	-	22,412
Selling and marketing	16,839	6,947	1,037	24,823
General and administrative	6,622	6,271	5,751	18,644
Restructuring costs	1,078	421	9	1,508
Goodwill impairment	-	20,402	-	20,402

Operating loss	(1,204)	(31,881)	(10,616)	(43,701)
Financial expenses, net				(7,243)
Loss before taxes				(50,944)
Taxes on income				1,190
Loss from continuing operations				(52,134)
Loss from discontinued operations				(200)
Loss				(52,334)

Depreciation and amortization expenses	$4,546	$7,322	$3,204	$15,072

	Year ended December 31, 2014
	Commercial	Mobility	Services	Total

Revenues	$130,306	$54,817	$50,010	$235,133
Cost of Revenues	77,587	37,023	36,888	151,498

Gross profit	52,719	17,794	13,122	83,635

Research and development, net	17,084	8,074	-	25,158
Selling and marketing	23,401	7,809	1,327	32,537
General and administrative	7,808	5,961	7,134	20,903

Operating income (loss)	4,426	(4,050)	4,661	5,037
Financial expenses, net				(3,837)
Income before taxes				1,200
Taxes on income				1,901
Loss from continuing operations				(701)
Loss from discontinued operations				(795)
Loss				(1,496)

Depreciation and amortization expenses	$4,885	$8,220	$2,846	$15,951

Schedule of Revenues by Geographic Area
Following is a summary of revenues by geographic areas. Revenues attributed to geographic areas, based on the location of the end customers and in accordance with ASC 280, are as follows:

	Year ended December 31,
	2016	2015	2014

Latin America	$143,491	$100,443	$110,825
APAC	47,094	47,843	51,983
North America	54,728	28,242	41,951
EMEA	34,238	21,015	30,374

	$279,551	$197,543	$235,133

Schedule of Long-Lived Assets by Geographic Area
The Group's long-lived assets are located as follows:

Property and Equipment, net:

	December 31,
	2016	2015

Israel	$62,648	$64,628
Latin America	5,740	4,524
United States	1,705	1,721
Europe	9,641	9,987
Other	1,103	1,103

	$80,837	$81,963